Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Patient care, management fees and other revenues	$ 35,925	$ 26,690
Total revenues	35,925	26,690
Expenses:
Patient care expense	20,453	9,243
Facility rent expense	4,876	6,464
Cost of management fees	619	672
Depreciation and amortization	2,404	2,591
General and administrative expense	4,652	3,931
Doubtful accounts expense (recovery)	4,916	182
Loss on disposal of assets	1,417
Loss on lease termination	1,436
Other operating expenses	1,974	1,074
Total expenses	42,747	24,157
(Loss) income from operations	(6,822)	2,533
Other (income) expense:
Interest expense, net	2,529	2,669
(Gain) Loss on extinguishment of debt	452	(146)
Other (income) expense, net	(2,936)	1,192
Total other (income) expense, net	45	3,715
Net loss	(6,867)	(1,182)
Preferred stock dividends - undeclared	(8,997)	(8,997)
Net Loss attributable to Regional Health Properties, Inc. common stockholders	$ (15,864)	$ (10,179)
Net loss per share of common stock attributable to Regional Health Properties, Inc.
Basic and diluted:	$ (8.93)	$ (5.87)
Weighted average shares of common stock outstanding:
Basic and diluted	1,776	1,734
Health Care, Patient Service [Member]
Revenues:
Patient care, management fees and other revenues	$ 22,060	$ 9,485
Rental Revenue [Member]
Revenues:
Patient care, management fees and other revenues	12,794	16,093
Management Service [Member]
Revenues:
Patient care, management fees and other revenues	1,045	1,021
Product and Service, Other [Member]
Revenues:
Patient care, management fees and other revenues	$ 26	$ 91